PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others (5)	Right-of-use assets	Total assets
Gross carrying amount
Balance at January 1, 2019	$127	$649	$2,223	$3,792	$1,624	$—	$8,415
Additions (cash and non-cash)	1	346	582	210	157	233	1,529
Dispositions	(1)	(78)	(266)	—	(368)	(59)	(772)
Acquisitions through business combinations (1)	523	2,886	2,677	—	263	228	6,577
Transfers and assets reclassified as held for sale (2)	(22)	(107)	(178)	(31)	(54)	60	(332)
Changes in accounting policy	—	—	—	—	—	978	978
Foreign currency translation and other	5	12	(3)	(1)	71	23	107
Balance at December 31, 2019	$633	$3,708	$5,035	$3,970	$1,693	$1,463	$16,502
Additions (cash and non-cash)	1	174	547	475	15	314	1,526
Dispositions	(7)	(5)	(150)	(254)	(18)	(165)	(599)
Acquisitions through business combinations (1)	—	5	64	—	4	6	79
Transfers and assets reclassified as held for sale (2)	(267)	24	14	(22)	195	—	(56)
Foreign currency translation and other	22	365	82	2	42	39	552
Balances at December 31, 2020	$382	$4,271	$5,592	$4,171	$1,931	$1,657	$18,004
Accumulated depreciation and impairment
Balance at January 1, 2019	$—	$(65)	(476)	(179)	(748)	—	(1,468)
Depreciation/depletion/impairment expense	—	(80)	(485)	(530)	(109)	(203)	(1,407)
Dispositions	—	21	123	—	95	24	263
Transfers and assets reclassified as held for sale (2)	—	17	53	3	4	(15)	62
Foreign currency translation and other	—	1	(24)	1	(35)	(3)	(60)
Balances at December 31, 2019 (3) (4)	$—	$(106)	$(809)	$(705)	$(793)	$(197)	$(2,610)
Depreciation/depletion/impairment expense	—	(93)	(662)	(554)	(114)	(263)	(1,686)
Dispositions	—	2	52	193	6	63	316
Transfers and assets reclassified as held for sale (2)	—	16	(4)	6	7	1	26
Foreign currency translation and other	—	(12)	(22)	—	(25)	(9)	(68)
Balance at December 31, 2020 (3) (4)	$—	$(193)	$(1,445)	$(1,060)	$(919)	$(405)	$(4,022)
Net book value
December 31, 2019	$633	$3,602	$4,226	$3,265	$900	$1,266	$13,892
December 31, 2020	$382	$4,078	$4,147	$3,111	$1,012	$1,252	$13,982
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(1)See Note 3 for additional information.
(2)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.
(3)Includes accumulated impairment losses of $46 million (2019: $14 million) for machinery and equipment, $276 million (2019: $271 million) for oil and gas properties and $370 million (2019: $184 million) for vessels.
(4)As at December 31, 2020 a total of $46 million (2019: $48 million) of future development costs were included in the depletion calculation.
(5)Comparative figures have been reclassified to conform to the current period’s classification to include mineral property and oil and gas assets.
    During the year ended December 31, 2020, the partnership recorded an impairment expense of $245 million resulting from the write-down of certain vessels at Altera due to changes in underlying assumptions including contract extensions and modifications, redeployment opportunities and estimated salvage values. The recoverable amounts were based on fair value less costs of disposal and the value in use. The recoverable amounts were determined using negotiated sales prices and discounted cash flow models incorporating significant unobservable inputs. The estimates regarding expected future cash flows and discount rates are level 3 fair value inputs based on various assumptions including expected earnings, redeployment opportunities, and contract extensions.
    As at December 31, 2020, PP&E included approximately $1,252 million (2019: $1,266 million) of right-of-use assets and $2,796 million (2019: $2,807 million) of assets subject to operating leases in which the partnership is a lessor . During the year ended December 31, 2020, additions to right-of-use assets from acquisitions and new lease contracts were $320 million (2019: $461 million), partially offset by depreciation expense of $263 million (2019: $203 million).
    The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2020 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2020 are outlined below:

	Year ended December 31, 2020
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$51	$621	$538	$22	$20	$1,252
Depreciation expense	(7)	(128)	(104)	(16)	(8)	$(263)
Lessor
Assets subject to operating leases	—	—	278	2,518	—	$2,796

	Year ended December 31, 2019
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others (1)	Total
Lessee
Right-of-use assets	$8	$632	$552	$53	$21	$1,266
Depreciation expense	(1)	(88)	(91)	(11)	(12)	$(203)
Lessor
Assets subject to operating leases	—	—	313	2,494	—	$2,807
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(1)Comparative figures have been reclassified to conform to the current period’s classification to include mineral property and oil and gas assets.